Summary of Impact on Previously Reported Financial Statement Balances Due to Adoption, Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred acquisition costs	$ 2,916,732		$ 2,869,546
Current and deferred income taxes payable	1,319,853		1,021,556
Accumulated other comprehensive income	549,916		23,092
Retained earnings	3,264,711	[1]	3,124,436	[1]
Shareholders' equity	3,859,631		3,667,329		3,068,043	1,913,838
Scenario, Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred acquisition costs	3,484,851		3,406,335
Current and deferred income taxes payable	1,518,695		1,209,433
Accumulated other comprehensive income	549,423		22,958
Retained earnings	3,634,481		3,473,482
Shareholders' equity	$ 4,228,908		$ 4,016,241

[1]	Amounts have been retroactively adjusted for stock split described in Note 1.